Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade accounts receivable
Total trade accounts receivable	$ 5,103	$ 2,269
Customer contract liabilities - current	125	84
Total customer contract liabilities	125	84
Secure Microcontrollers Segment [Member]
Trade accounts receivable
Total trade accounts receivable	3,553	1,794
All Other Segment [Member]
Trade accounts receivable
Total trade accounts receivable	$ 1,550	$ 475